Document and Entity Information	6 Months Ended
Jun. 30, 2012
Document Entity Information
Entity Registrant Name	Navios Maritime Acquisition Corporation
Trading Symbol	NNA
Entity Central Index Key	0001437260
Document Type	6-K
Document Period End Date	Jun 30, 2012
Amendment Flag	false
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q2
Current Fiscal Year End Date	--12-31
Entity Well Known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock Shares Outstanding	40,517,413

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 42,063	$ 41,300
Restricted cash, short term portion	31,385	30,640
Accounts receivable, net	5,656	6,478
Prepaid expenses and other current assets	216	489
Total current assets	79,320	78,907
Vessels, net	799,395	774,624
Deposits for vessels acquisitions	350,729	245,567
Deferred finance costs, net	22,703	24,819
Goodwill	1,579	1,579
Intangible assets - other than goodwill	55,556	59,879
Restricted cash, long-term portion	0	1,574
Other long-term assets	873	1,310
Deferred dry dock and special survey costs, net	9,103	7,210
Total non-current assets	1,239,938	1,116,562
Total assets	1,319,258	1,195,469
Current liabilties
Accounts payable	813	1,021
Dividend payable	2,410	2,421
Accrued expenses	11,054	15,492
Due to related parties, short term	46,479	43,616
Deferred revenue	3,228	3,251
Current portion of long-term debt	13,776	11,928
Total current liabilties	77,760	77,729
Long-term debt, net of current portion	945,759	833,483
Loans due to related party	35,000	40,000
Due to related parties, long term	24,549
Other long-term liabilities	344	480
Unfavorable lease terms	4,586	4,928
Total non-current liabilities	1,010,238	878,891
Total liabilities	1,087,998	956,620
Commitments and contingencies	0	0
Stockholders' equity
Preferred stock, $0.0001 par value; 10,000,000 shares authorized; 4,540 issued and outstanding as of June 30, 2012 and December 31, 2011	0	0
Common stock, $0.0001 par value; 250,000,000 shares authorized; 40,517,413 shares issued and outstanding as of June 30, 2012 and December 31, 2011	4	4
Additional paid-in capital	250,976	255,849
Accumulated Deficit	(19,720)	(17,004)
Total stockholders' equity	231,260	238,849
Total liabilities and stockholders' equity	$ 1,319,258	$ 1,195,469

Consolidated Balance Sheets (Parentheticals) (USD $)	Jun. 30, 2012	Dec. 31, 2011
CONSOLIDATED BALANCE SHEETS ( Unaudited) [Abstract]
Preferred Stock Shares Authorized	10,000,000	10,000,000
Preferred Stock Par Or Stated Value Per Share	$ 0.0001	$ 0.0001
Preferred Stock Shares Issued	4,540	4,540
Common Stock Shares Authorized	250,000,000	250,000,000
Common Stock Par Or Stated Value Per Share	$ 0.0001	$ 0.0001
Common Stock Shares Issued	40,517,413	40,517,413

Consolidated Statements Of Income (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
CONSOLIDATED STATEMENTS OF INCOME (Unaudited) [Abstract]
Revenue	$ 35,945	$ 26,017	$ 71,662	$ 51,147
Time charter expenses	(1,129)	(963)	(1,659)	(1,390)
Direct vessel expenses	(601)	0	(1,103)	0
Management fees	(11,102)	(8,056)	(22,057)	(15,640)
General and administrative expenses	(765)	(889)	(1,677)	(1,915)
Write-off of deferred finance costs		(935)		(935)
Depreciation and amortization	(12,043)	(8,297)	(23,989)	(16,341)
Interest income	114	417	291	897
Interest expenses and finance cost, net	(12,112)	(9,976)	(24,319)	(18,869)
Other (expense)/income, net	(235)	(517)	135	(559)
Net loss	(1,928)	(3,199)	(2,716)	(3,605)
Dividend declared on preferred shares Series B	(27)	(27)	(54)	(54)
Undistributed loss attributable to Series C participating preferred shares	311	526	441	527
Net loss attributable to common shareholders	$ (1,644)	$ (2,700)	$ (2,329)	$ (3,132)
Net loss per share, basic	$ (0.04)	$ (0.07)	$ (0.06)	$ (0.07)
Weighted average number of shares, basic	40,517,413	39,356,450	40,517,413	43,130,837
Net loss per share, diluted	$ (0.04)	$ (0.07)	$ (0.06)	$ (0.07)
Weighted average number of shares, diluted	40,517,413	39,356,450	40,517,413	43,130,837

Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Operating Activities
Net loss	$ (2,716)	$ (3,605)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	23,989	16,341
Amortization and write-off of deferred finance cost, net	1,445	1,801
Amortization of dry dock and special survey costs	1,103	0
Changes in operating assets and liabilities:
Decrease in prepaid expenses	273	30
Decrease/(increase) in accounts receivable	822	(725)
Decrease in restricted cash	423	11
Decrease in other long term assets	437	0
Decrease in accounts payable	(208)	(2,863)
Payments for dry dock and special survey costs	(2,996)	(2,221)
(Decrease)/Increase in accrued expenses	(4,438)	3,627
Increase in due to related parties	25,506	8,718
Decrease in deferrred revenue	(23)	(252)
Decrease in other long term liabilities	(136)	0
Net cash provided by operating activities	43,481	20,862
Investing Activities
Acquisition of vessels	(10,482)	(32,081)
Deposits for vessel acquisition	(137,057)	(28,924)
Decrease in restricted cash	9,131	778
Net cash used in investing activities	(138,408)	(60,227)
Financing Activities
Loan proceeds, net of deferred finance costs	120,600	112,619
Loans proceeds from related party, net of deferred finance cost	0	0
Loan repayment to related party	(5,000)	(6,000)
Loan repayments	(6,301)	(82,543)
Dividend paid	(4,884)	(4,895)
Increase in restricted cash	(8,725)	(625)
Net cash provided by financing activities	95,690	18,556
Net increase/ (decrease) in cash and cash equivalents	763	(20,809)
Cash and cash equivalents, beginning of year	41,300	61,360
Cash and cash equivalents, end of year	42,063	40,551
Supplemental disclosures of cash flow information
Cash interest paid, net of capitalized interest	23,389	17,789
Non-cash financing activities
Dividends payable	2,410	2,421
Acquisition of vessels	677	1,177
Deposits for vessel acquisition	$ 1,229	$ 152

Consolidated Statements of Changes in Equity (USD $) In Thousands, except Share data	Total	Preferred Stock Amount	Common Stock Amount	Additional Paid-in Capital	(Accumulated deficit)/Retained Earnings
Balance at Dec. 31, 2010	$ 253,728	$ 0	$ 5	$ 266,870	$ (13,147)
Balance, Number of Shares at Dec. 31, 2010		3,540	48,410,572
Common stock exchanged for 1,000 Series C Preferred Shares	0		(1)	1
Common stock exchanged for 1,000 Series C Preferred Shares, number of stock		1,000	(7,676,000)
Dividend paid/ declared	(4,895)			(4,895)
Net loss	(3,605)				(3,605)
Balance at Jun. 30, 2011	245,229		4	261,976	(16,751)
Balance, Number of Shares at Jun. 30, 2011		4,540	40,734,572
Balance at Dec. 31, 2011	238,849		4	255,849	(17,004)
Balance, Number of Shares at Dec. 31, 2011		4,540	40,517,413
Dividend paid/ declared	(4,873)			(4,873)
Net loss	(2,716)				(2,716)
Balance at Jun. 30, 2012	$ 231,260		$ 4	$ 250,976	$ (19,720)
Balance, Number of Shares at Jun. 30, 2012		4,540	40,517,413

Description of organization and business operations	6 Months Ended
Jun. 30, 2012
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS [Text Block]
NOTE 1: DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Navios Maritime Acquisition Corporation ("Navios Acquisition" or the "Company") (NYSE: NNA) owns a large fleet of modern crude oil, refined petroleum product and chemical tankers providing world-wide marine transportation services. The Company's strategy is to charter its vessels to international oil companies, refiners and large vessel operators under long, medium and short-term charters. The Company is committed to providing quality transportation services and developing and maintaining long-term relationships with its customers. The operations of Navios Acquisition are managed by the Navios Tankers Management Inc., a subsidiary of Navios Maritime Holdings Inc. (the "Manager") from its head offices in Piraeus, Greece.
Navios Acquisition was incorporated in the Republic of Marshall Islands on March 14, 2008. On July 1, 2008, Navios Acquisition completed its initial public offering, or its IPO.   On May 28, 2010, Navios Acquisition consummated the vessel acquisition which constituted its initial business combination.  Following such transaction, Navios Acquisition commenced its operations as an operating company and was controlled by Navios Holdings.
On March 30, 2011, Navios Holdings exchanged 7,676,000 shares of Navios Acquisition's common stock it held for 1,000 shares of Series C Convertible Preferred Stock of Navios Acquisition pursuant to an Exchange Agreement entered into on March 30, 2011, between Navios Acquisition and Navios Holdings. Following this exchange, Navios Holdings has 45% of the voting power and 53.7% of the economic interest in Navios Acquisition.
On November 4, 2011, a total of 1,160,963 shares of common stock were released to the sellers of the "VLCC Acquisition" and the remaining 217,159 were returned to Navios Acquisition in settlement of claims relating to representations and warranties attributable to the sellers. The returned shares were cancelled on December 30, 2011.
As of June 30, 2012, Navios Acquisition had outstanding: 40,517,413 shares of common stock, 4,540 shares of preferred stock, 6,037,994 public warrants included in the number of shares and warrants are 17,115 units (one unit consists of one share of common stock and one warrant).

Summary of significant accounting policies	6 Months Ended
Jun. 30, 2012
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Text Block]
NOTE 2: SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
(a) Basis of presentation: The accompanying interim condensed consolidated financial statements are unaudited, but, in the opinion of management, reflect all adjustments for a fair statement of Navios Acquisition's condensed consolidated financial position, statements of income and cash flows for the periods presented. Adjustments consist of normal, recurring entries. The year end condensed balance sheet data was derived from audited financial statements, but does not include all disclosure required by accounting principles generally accepted in the United States of America ("GAAP"). The results of operations for the interim periods are not necessarily indicative of results for the full year. The footnotes are condensed as permitted by the requirements for interim financial statements and accordingly, do not include information and disclosures required under GAAP for complete financial statements. These interim financial statements should be read in conjunction with the Company's consolidated financial statements and notes included in Navios Acquisition's 2011 Annual Report filed on Form 20-F with the Securities and Exchange Commission ("SEC").
(b) Principles of consolidation: The accompanying interim consolidated financial statements include the accounts of Navios Acquisition, a Marshall Islands corporation, and its majority owned subsidiaries. All significant intercompany balances and transactions have been eliminated in the consolidated statements.
The Company also consolidates entities that are determined to be variable interest entities as defined in the accounting guidance, if it determines that it is the primary beneficiary. A variable interest entity is defined as a legal entity where either (a) equity interest holders as a group lack the characteristics of a controlling financial interest, including decision making ability and an interest in the entity's residual risks and rewards, or (b) the equity holders have not provided sufficient equity investment to permit the entity to finance its activities without additional subordinated financial support, or (c) the voting rights of some investors are not proportional to their obligations to absorb the expected losses of the entity, their rights to receive the expected residual returns of the entity, or both and substantially all of the entity's activities either involve or are conducted on behalf of an investor that has disproportionately few voting rights.
(c) Subsidiaries: Subsidiaries are those entities in which the Company has an interest of more than one half of the voting rights and/or otherwise has power to govern the financial and operating policies. The acquisition method of accounting is used to account for the acquisition of subsidiaries if deemed to be a business combination. The cost of an acquisition is measured as the fair value of the assets given up, shares issued or liabilities undertaken at the date of acquisition. The excess of the cost of acquisition over the fair value of the net assets acquired and liabilities assumed is recorded as goodwill.

As of June 30, 2012, the entities included in these consolidated financial statements were:

Navios Maritime Acquisition Corporation and Subsidiaries:	Nature	Country of Incorporation	Statement of operations
			2012	2011
Company Name
Aegean Sea Maritime Holdings Inc.	Sub-Holding Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Amorgos Shipping Corporation	Vessel Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Andros Shipping Corporation	Vessel Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Antikithira Shipping Corporation	Vessel Owning Company	Marshall Is.	1/1 - 6/30	6/7 - 6/30
Antiparos Shipping Corporation (1)	Vessel Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Amindra Shipping Co.	Sub-Holding Company	Marshall Is.	1/1 - 6/30	4/28 - 6/30
Crete Shipping Corporation (1)	Vessel Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Folegandros Shipping Corporation	Vessel Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Ikaria Shipping Corporation (1)	Vessel Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Ios Shipping Corporation	Vessel Owning Company	Cayman Is.	1/1 - 6/30	1/1 - 6/30
Kithira Shipping Corporation	Vessel Owning Company	Marshall Is.	1/1 - 6/30	6/7 - 6/30
Kos Shipping Corporation (1)	Vessel Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Mytilene Shipping Corporation (1)	Vessel Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Navios Maritime Acquisition Corporation	Holding Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Navios Acquisition Finance (U.S.) Inc.	Co-Issuer	Delaware	1/1 - 6/30	1/1 - 6/30
Rhodes Shipping Corporation (1)	Vessel Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Serifos Shipping Corporation	Vessel Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Shinyo Dream Limited	Vessel Owning Company	Hong Kong	1/1 - 6/30	1/1 - 6/30
Shinyo Kannika Limited	Vessel Owning Company	Hong Kong	1/1 - 6/30	1/1 - 6/30
Shinyo Kieran Limited	Vessel Owning Company	British Virgin Is.	1/1 - 6/30	1/1 - 6/30
Shinyo Loyalty Limited	Vessel Owning Company	Hong Kong	1/1 - 6/30	1/1 - 6/30
Shinyo Navigator Limited	Vessel Owning Company	Hong Kong	1/1 - 6/30	1/1 - 6/30
Shinyo Ocean Limited	Vessel Owning Company	Hong Kong	1/1 - 6/30	1/1 - 6/30
Shinyo Saowalak Limited	Vessel Owning Company	British Virgin Is.	1/1 - 6/30	1/1 - 6/30
Sifnos Shipping Corporation (1)	Vessel Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Skiathos Shipping Corporation (1)	Vessel Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Skopelos Shipping Corporation	Vessel Owning Company	Cayman Is.	1/1 - 6/30	1/1 - 6/30
Syros Shipping Corporation (1)	Vessel Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Thera Shipping Corporation (1)	Vessel Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Tinos Shipping Corporation (1)	Vessel Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Oinousses Shipping Corporation (1)	Vessel Owning Company	Marshall Is.	1/1 - 6/30	-
Psara Shipping Corporation (1)	Vessel Owning Company	Marshall Is.	1/1 - 6/30	-
Antipsara Shipping Corporation (1)	Vessel Owning Company	Marshall Is.	1/1 - 6/30	-

(1)	Each company has the rights over a shipbuilding contract of a tanker vessel.
(d) Use of estimates: The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the dates of the financial statements and the reported amounts of revenues and expenses during the reporting periods. On an on-going basis, management evaluates the estimates and judgments, including those related to uncompleted voyages, future drydock dates, the selection of useful lives for tangible assets, expected future cash flows from long-lived assets to support impairment tests, provisions necessary for accounts receivables, provisions for legal disputes and contingencies. Management bases its estimates and judgments on historical experience and on various other factors that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results could differ from those estimates under different assumptions and/or conditions.
(e) Recent Accounting Pronouncements:
Fair Value Disclosures
In January 2010, the FASB issued amended standards requiring additional fair value disclosures. The amended standards require disclosures of transfers in and out of Levels 1 and 2 of the fair value hierarchy, as well as requiring gross basis disclosures for purchases, sales, issuances and settlements within the Level 3 reconciliation. Additionally, the update clarifies the requirement to determine the level of disaggregation for fair value measurement disclosures and to disclose valuation techniques and inputs used for both recurring and nonrecurring fair value measurements in either Level 2 or Level 3. Navios Acquisition adopted the new guidance in the first quarter of fiscal 2010, except for the disclosures related to purchases, sales, issuance and settlements, which was effective for Navios Acquisition beginning in the first quarter of fiscal 2012. The adoption of the new standards did not have a significant impact on Navios Acquisition' consolidated financial statements.

Cash and cash equivalents	6 Months Ended
Jun. 30, 2012
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
CASH AND CASH EQUIVALENTS [Text Block]
NOTE 3: CASH AND CASH EQUIVALENTS
Cash and cash equivalents consisted of the following:

	June 30, 2012	December 31, 2011
Cash on hand and at banks	$28,661	$8,333
Short-term deposits	13,402	32,967
Total cash and cash equivalents	$42,063	$41,300

Short term deposits relate to time deposit accounts held in bank for general financing purposes.
As of June 30, 2012, restricted cash was $31,385 and will be used mainly for the future installments for vessel deposits, loan repayments and interest.
Cash deposits and cash equivalents in excess of amounts covered by government-provided insurance are exposed to loss in the event of non-performance by financial institutions. The Company does maintain cash deposits and equivalents in excess of government-provided insurance limits. The Company also minimizes exposure to credit risk by dealing with a diversified group of major financial institutions.

Vessels, net	6 Months Ended
Jun. 30, 2012
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
VESSELS, NET [TextBlock]
NOTE 4: VESSELS, NET

Vessels	Cost	Accumulated Depreciation	Net Book Value

Balance at December 31, 2010	$538,751	$(9,092)	$529,659
Additions	277,985	(33,020)	244,965
Balance at December 31, 2011	816,736	(42,112)	774,624
Additions	44,779	(20,008)	24,771
Balance at June 30, 2012	$861,515	$(62,120)	$799,395

On January 20, 2012, Navios Acquisition took delivery of the Nave Estella, a 75,000 dwt South Korean —built chemical tanker, for a total cost of $44,779. Cash paid was $11,159 and $33,620 was transferred from vessel deposits.
Deposits for vessel acquisition represent deposits for vessels to be delivered in the future. As of June 30, 2012, Navios Acquisition vessel deposits amounted to $350,729 out of which $258,001 was financed through loans and the balance from existing cash. For the six month period ended June 30 2012, Navios Acquisition paid $137,057 for deposits for vessels acquisitions and $33,620 was transferred to "vessels, net".
For the three and six month period ended June 30, 2012, capitalized interest amounted to $3,384 and $6,716, respectively.

Intangible assets other than goodwill	6 Months Ended
Jun. 30, 2012
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
INTANGIBLE ASSETS OTHER THAN GOODWILL [Text Block]
NOTE 5: INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets as of June 30, 2012 and December 31, 2011 consisted of the following:

	Acquisition Cost	Accumulated Amortization	Net Book Value June 30, 2012
Favorable lease terms	$67,417	$(11,861)	$55,556
Unfavorable lease terms	(5,819)	1,233	(4,586)
Total	$61,598	$(10,628)	$50,970

	Acquisition Cost	Accumulated Amortization	Transfer to Vessel Deposits	Net Book Value December 31, 2011
Purchase options	$3,158	$—	$(3,158)	$—
Favorable lease terms	67,417	(7,538)	—	59,879
Total Intangible assets	70,575	(7,538)	(3,158)	59,879
Unfavorable lease terms	(5,819)	891	—	(4,928)
Total	$64,756	$(6,647)	$(3,158)	$54,951

Amortization (expense)/income of favorable and unfavorable lease terms for the periods ended June 30, 2012 and 2011, is presented in the following table:

	Six Month Period Ended
	June 30, 2012	June 30, 2011
Unfavorable lease terms	$342	$341
Favorable lease terms charter-out	(4,323)	(2,118)
Total	$(3,981)	$(1,777)

The aggregate amortizations of acquired intangibles will be as follows:

Description	Within One Year	Year Two	Year Three	Year Four	Year Five	Thereafter
Favorable lease terms	$(8,646)	$(8,593)	$(5,786)	$(4,933)	$(3,874)	$(23,724)
Unfavorable lease terms	683	683	685	683	683	1,169
Total	$(7,963)	$(7,910)	$(5,101)	$(4,250)	$(3,191)	$(22,555)

Goodwill	6 Months Ended
Jun. 30, 2012
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
GOODWILL [Text Block]	NOTE 6: GOODWILL Goodwill as of June 30, 2012 and December 31, 2011 consisted of the following:

Balance December 31, 2010	$1,579
Balance December 31, 2011	1,579
Balance June 30, 2012	$1,579

Dividend payable	6 Months Ended
Jun. 30, 2012
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
DIVIDEND PAYABLE [Text Block]
NOTE 7: DIVIDEND PAYABLE
On November 7, 2011, the Board of Directors of Navios Acquisition declared a quarterly cash dividend for the third quarter of 2011 of $0.05 per share of common stock. A dividend in the aggregate amount of $2,421 was paid on January 5, 2012 out of which $2,037 was paid to the stock holders of record as of December 15, 2011 and $384 was paid to the holders of 1,000 shares of the Series C preferred stock (which is Navios Holdings — see related party transactions note 11).
On February 13, 2012, the Board of Directors declared a quarterly cash dividend in respect of the fourth quarter of 2011 of $0.05 per common share of common stock. A dividend in the aggregate amount of $2,410 was paid on April 5, 2012 out of which $2,026 was paid to the stock holders of record as of March 22, 2012 and $384 was paid to the holder of 1,000 shares of the Series C preferred stock which is Navios Holdings (see related party transactions note 11).
On May 4, 2012, the Board of Directors declared a quarterly cash dividend in respect of the first quarter of 2012 of $0.05 per share of common stock.  A dividend in the aggregate amount of $2,410 was paid on July 3, 2012 out of which $2,026 was paid to the stock holders of record as of June 20, 2012 and $384 was paid to the holder of 1,000 shares of the Series C preferred stock which is Navios Holdings (see related party transactions note 11).
As of June 30, 2012, Navios Acquisition paid a dividend of $54 to the holders of the 540 shares of Series B preferred stock.

Accrued expenses	6 Months Ended
Jun. 30, 2012
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
ACCRUED EXPENSES [Text Block]
NOTE 8: ACCRUED EXPENSES
Accrued expenses as of June 30, 2012 and December 31, 2011 consisted of the following:

	June 30, 2012	December 31, 2011
Accrued voyage expenses	$1,593	$1,262
Accrued loan interest	8,736	9,067
Accrued legal and professional fees	725	5,163
Total accrued expenses	$11,054	$15,492

Borrowings	6 Months Ended
Jun. 30, 2012
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
BORROWINGS [Text Block]
NOTE 9: BORROWINGS

	June 30, 2012	December 31, 2011

Commerzbank AG, Alpha Bank AE, Credit Agricole Corporate and Investment Bank	$129,061	$115,827
BNP Paribas S.A. and DVB Bank SE	43,570	36,175
DVB Bank SE and ABN AMRO Bank N.V.	43,328	44,121
Cyprus Popular Bank Public Co Ltd	32,400	24,300
Eurobank Ergasias S.A. $52.2 million	50,573	46,500
Eurobank Ergasias S.A. $52.0 million	28,600	18,200
ABN AMRO Bank N.V.	50,279	53,260
Norddeutsche Landesbank Girozentrale	24,971	—
DVB Bank SE and Emporiki Bank of Greece S.A.	49,943	—
Ship Mortage Notes	505,000	505,000
Total borrowings	957,725	843,383
Less: current portion	(13,776)	(11,928)
Add: bond premium	1,810	2,028
Total long-term borrowings	$945,759	$833,483

Long-Term Debt Obligations and Credit Arrangements
8 5/8% First Priority Ship Mortgage Notes: In October 2010, Navios Acquisition issued the $400,000 of 8 5/8% First Priority Ship Mortgage Notes (the "Existing Notes") due on November 1, 2017. On May 26, 2011, Navios Acquisition and Navios Acquisition Finance (US) Inc., its wholly owned finance subsidiary ("Navios Acquisition Finance"), completed the sale of $105,000 of Additional Notes. The Existing Notes and the Additional Notes are secured by first priority ship mortgages on seven VLCC vessels owned by certain subsidiary guarantors.
The Existing Notes and the Additional Notes are fully and unconditionally guaranteed on a joint and several basis by all of the Company's subsidiaries with the exception of Navios Acquisition Finance (U.S.) Inc. (a co-issuer of the ship mortgage notes). The subsidiary guarantees are full and unconditional as that term is defined by Regulation S-X Rule 3-10, except for the fact that the indenture provides for an individual subsidiary's guarantee to be automatically released in certain customary circumstances, such as when a subsidiary is sold or all assets are sold, the capital stock is sold, when the subsidiary is designated as an "unrestricted subsidiary" for the purposes of the bond indenture, upon liquidation or dissolution or upon legal or covenant defeasance or satisfaction and discharge of the Existing Notes and the Additional Notes.
The Existing Notes and the Additional Notes contain covenants which, among other things, limit the incurrence of additional indebtedness, issuance of certain preferred stock, the payment of dividends, redemption or repurchase of capital stock or making restricted payments and investments, creation of certain liens, transfer or sale of assets, entering into certain transactions with affiliates, merging or consolidating or selling all or substantially all of Company's properties and assets and creation or designation of restricted subsidiaries.
Following the consummation of the exchange offer for the Existing and the Additional Notes on March 2, 2011 and September 23, 2011, respectively, the Additional Notes and the Existing Notes have the same CUSIP number.
Credit Facilities
Commerzbank AG, Alpha Bank A.E., and Credit Agricole Corporate and Investment Bank: As a result of the initial business combination, Navios Acquisition assumed a loan agreement dated April 7, 2010, with Commerzbank AG, Alpha Bank A.E. and Credit Agricole Corporate and Investment Bank of up to $150,000 (divided in six equal tranches of $25,000 each) to partially finance the construction of two chemical tankers and four product tankers. Each tranche of the facility is repayable in 12 equal semi-annual installments of $750 each with a final balloon payment of $16,000 to be repaid on the last repayment date. The repayment of each tranche starts six months after the delivery date of the respective vessel which that tranche finances. It bears interest at a rate of LIBOR plus 250 bps. The loan also requires compliance with certain financial covenants. As of June 30, 2012, $129,061 was outstanding under this facility and $17,189 remains to be drawn.
BNP Paribas SA Bank and DVB Bank S.E.: As a result of the initial business combination, Navios Acquisition assumed a loan agreement dated April 8, 2010, of up to $75,000 (divided in three equal tranches of $25,000 each) for the purpose of part-financing the purchase price of three product tankers. Each of the tranche is repayable in 12 equal semi-annual installments of $750 each with a final balloon payment of $16,000 to be repaid on the last repayment date. The repayment date of each tranche starts six months after the delivery date of the respective vessel which that tranche finances. It bears interest at a rate of LIBOR plus 250 bps. The loan also requires compliance with certain financial covenants. As of June 30, 2012, $43,570 was outstanding and $31,430 remains to be drawn under this facility.
DVB Bank S.E. and ABN AMRO Bank N.V.: On May 28, 2010, Navios Acquisition entered into a loan agreement with DVB Bank S.E. and ABN AMRO BANK N.V. of up to $52,000 (divided into two tranches of $26,000 each) to partially finance the acquisition costs of two product tanker vessels. Each tranche of the facility is repayable in 24 equal quarterly installments of $448 each with a final balloon payment of $15,241 to be repaid on the last repayment date. The repayment of each tranche starts three months after the delivery date of the respective vessel. It bears interest at a rate of LIBOR plus 275 bps. The loan also requires compliance with certain financial covenants. On December 29, 2011, Navios Acquisition prepaid $2,500 in relation to an amendment to its credit facility. After the prepayment, outstanding amount under each tranche is repayable in five quarterly installments of $198 each, 13 equal quarterly installments of $448 each, with a final balloon payment of $15,241 to be repaid on the last repayment date. As of June 30, 2012, the facility was fully drawn and the outstanding amount was $43,329.
Cyprus Popular Bank Public Co Ltd: In September 2010, Navios Acquisition (through four subsidiaries) entered into a $80,000 revolving credit facility with Cyprus Popular Bank Public Co Ltd to partially finance the acquisition and construction of vessels and for investment and working capital purposes. The loans are secured by assignments of construction contracts and guarantees, as well as security interests in related assets. The loan matures on September 7, 2012 (with available one-year extensions upon Navios Acquisition's request and the bank's consent) and bears interest at a rate of LIBOR plus 275 bps. As of June 30, 2012, the outstanding amount under this facility was $32,400 that was used to partially finance the acquisition cost of two product tanker vessels and $47,600 remain to be drawn. Pursuant to an agreement dated December 28, 2011, the maturity of the facility was extended, to match the delivery of the vessels.
Eurobank Ergasias S.A.: On October 26, 2010, Navios Acquisition entered into a loan agreement with EFG Eurobank Ergasias S.A. of up to $52,200, of which $51,600 is drawn (divided into two tranches of $26,100 and 25,500, respectively) to partially finance the acquisition costs of two LR1 product tanker vessels. Each tranche of the facility is repayable in 32 quarterly installments of $345 and $337 respectively, with a final balloon payment of $15,060 and $14,716, respectively, to be repaid on the last repayment date. The repayment of each tranche starts three months after the delivery date of the respective vessel. The loan bears interest at a rate of LIBOR plus (i) plus 250 bps for the period prior to the delivery date in respect of the vessel being financed, and (ii) thereafter 275 bps. The loan also requires compliance with certain financial covenants. The facility was fully drawn and the outstanding amount as of June 30, 2012 was $50,573.

Eurobank Ergasias S.A.: On December 6, 2010, Navios Acquisition entered into a loan agreement with EFG Eurobank Ergasias S.A. of up to $52,000 (divided into two tranches of $26,000 each) to partially finance the acquisition costs of two LR1 product tanker vessels. Each tranche of the facility is repayable in 32 equal quarterly installments of $345 each with a final balloon payment of $14,960, to be repaid on the last repayment date. The repayment of each tranche starts three months after the delivery date of the respective vessel. It bears interest at a rate of LIBOR plus 300 bps. The loan also requires compliance with certain financial covenants. As of June 30, 2012, $28,600 ($16,900 and $11,700 from each tranche respectively) was outstanding under this facility and $23,400 remains to be drawn.
ABN AMRO BANK N.V.: On July 8, 2011, Navios Acquisition entered into a loan agreement with ABN AMRO Bank N.V of up to $55,100 (divided into two equal tranches) to partially finance the purchase price of two MR2 product tanker vessels. The total amount of $54,750 was drawn under this facility. Each tranche of the facility is repayable in 12 quarterly installments of $745 each and 12 quarterly installments of $571 each with a final balloon payment of $11,576 to be repaid on the last repayment date. The repayment started in October 2011 and it bears interest at a rate of LIBOR plus 325 bps. The loan also requires compliance with certain financial covenants. As of June 30, 2012, $50,279 was outstanding under this loan agreement ($25,139 from each of the two tranches) and no further amounts are available to be drawn.
DVB Bank SE: On December 7, 2011, Navios Acquisition entered into a loan agreement with DVB Bank SE of up to $51,000 (divided into two tranches of $25,500 each) to partially finance the purchase price of two LR1 product tanker vessels. Each tranche of the facility is repayable in 28 quarterly installments of $400 each with a final balloon payment of $14,300 to be repaid on the last repayment date. The repayment starts three months after the delivery of the respective vessel and it bears interest at a rate of LIBOR plus 270 bps per annum. The loan also requires compliance with certain financial covenants. As of June 30, 2012, no amounts were drawn and outstanding under this loan agreement.
NORDDEUTSCHE LANDESBANK GIROZENTRALE: On December 29, 2011, Navios Acquisition entered into a loan agreement with NORDDEUTSCHE LANDESBANK GIROZENTRALE of up to $28,125 to partially finance the purchase price of one MR2 product tanker vessel. The facility is repayable in 32 quarterly installments of $391 each with a final balloon payment of $15,625 to be repaid on the last repayment date. The repayment starts three months after the delivery of the vessel and it bears interest at a rate of LIBOR plus: (a) up to but not including the Drawdown Date of, 175bps per annum; (b) thereafter until, but not including, the tenth Repayment Date, 250 bps per annum; and (c) thereafter 300 bps per annum. The loan also requires compliance with certain financial covenants. As of June 30, 2012, $24,971 was drawn and outstanding under this loan agreement and $3,154 remains to be drawn.
DVB Bank SE and Emporiki Bank of Greece S.A.: On December 29, 2011, Navios Acquisition entered into a loan agreement with DVB Bank SE and Emporiki Bank of Greece S.A. of up to $56,250 (divided into two tranches of $28,125 each) to partially finance the purchase price of two MR2 product tanker vessels. Each tranche of the facility is repayable in 32 quarterly installments of $391 each with a final balloon payment of $15,625 to be repaid on the last repayment date. The repayment starts three months after the delivery of the respective vessel and it bears interest at a rate of LIBOR plus: (a) up to but not including the Drawdown Date of, 175 bps per annum; (b) thereafter until, but not including, the tenth Repayment Date, 250 bps per annum; and (c) thereafter 300 bps per annum. The loan also requires compliance with certain financial covenants. As of June 30, 2012, $49,942 was drawn and outstanding under this loan agreement and $6,307 remains to be drawn.
The Navios Holdings Credit Facility: Navios Acquisition entered into a $40,000 credit facility with Navios Holdings and paid $400 as an arrangement fee. The $40,000 facility has a margin of LIBOR plus 300 bps and pursuant to an agreement dated November 8, 2011, the Navios Holdings' credit facility was extended to December 2014. Pursuant to an amendment in October 2010, the facility will be available for multiple drawings up to a limit of $40,000. As of June 30, 2012, the outstanding amount under this facility was $35,000 and $5,000 remains to be drawn. As of June 30, 2012 interest accrued under this facility is $104 and is included under amounts due to related parties.
As of June 30, 2012, the total amount available to be drawn from all our facilities was $185,080.
As of June 30, 2012, the Company was in compliance with its covenants.
        Amounts drawn under the facilities are secured by first preferred mortgages on Navios Acquisition's vessels and other collateral and are guaranteed by each vessel-owning subsidiary. The credit facilities contain a number of restrictive covenants that prohibit or limit Navios Acquisition from, among other things: incurring or guaranteeing indebtedness; entering into affiliate transactions; changing the flag, class, management or ownership of Navios Acquisition's vessels; changing the commercial and technical management of Navios Acquisition's vessels; selling Navios Acquisition's vessels; and subordinating the obligations under each credit facility to any general and administrative costs relating to the vessels, including the fixed daily fee payable under the management agreement. The credit facilities also require Navios Acquisition to comply with the ISM Code and ISPS Code and to maintain valid safety management certificates and documents of compliance at all times. The credit facilities also require compliance with a number of financial covenants of Navios Acquisition, including Net Worth, debt coverage ratios, and minimum liquidity. It is an event of default under the credit facilities if such covenants are not complied with.
Guarantees
The Company's 8 5/8% Notes (consisting of the Existing Notes and the Additional Notes) are fully and unconditionally guaranteed on a joint and several basis by all of the Company's subsidiaries with the exception of Navios Acquisition Finance (a co-issuer of the ship mortgage notes). The guarantees of our subsidiaries that own mortgaged vessels are senior secured guarantees and the guarantees of our subsidiaries that do not own mortgaged vessels are senior unsecured guarantees. All subsidiaries, including Navios Acquisition Finance are 100% owned. The Company does not have any independent assets or operations.
The maturity table below reflects the principal payments of all Notes and credit facilities outstanding as of June 30, 2012 for the next five years and thereafter are based on the repayment schedule of the respective loan facilities (as described above) and the outstanding amount due under the senior Notes. The maturity table below includes in the amount shown for 2018 and thereafter future principal payments of the drawn portion of credit facilities associated with the financing of the construction of vessels scheduled to be delivered on various dates throughout 2014.

Long-Term Debt Obligations:	June 30, 2012
Year
June 30, 2013	$13,776
June 30, 2014	15,820
June 30, 2015	14,983
June 30, 2016	16,401
June 30, 2017	81,461
June 30, 2018 and thereafter	815,284
Total	$957,725

Fair value of financial instruments	6 Months Ended
Jun. 30, 2012
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS [Text Block]
NOTE 10: FAIR VALUE OF FINANCIAL INSTRUMENTS
Fair Value of Financial Instruments
The following methods and assumptions were used to estimate the fair value of each class of financial instrument:
Cash and cash equivalents: The carrying amounts reported in the consolidated balance sheets for interest bearing deposits approximate their fair value because of the short maturity of these investments.
Restricted Cash: The carrying amounts reported in the consolidated balance sheets for interest bearing deposits approximate their fair value because of the short maturity of these investments.
Accounts receivable: Carrying amounts are considered to approximate fair value due to the short-term nature of these accounts receivables and no significant changes in interest rates. All amounts that are assumed to be uncollectible are written off and/or reserved.
Accounts payable: The carrying amount of accounts payable reported in the balance sheet approximates its fair value due to the short-term nature of these accounts payable and no significant changes in interest rates.
Due to related parties, short term: The carrying amount of due to related parties, short term reported in the balance sheet approximates its fair value due to the short-term nature of these accounts payable and no significant changes in interest rates.
The carrying amount of the floating rate payable approximates its fair value.
Other long term borrowings: The carrying amount of the floating rate loans approximates its fair value.
Ship Mortgage Notes: The fair value of the Notes, which has a fixed rate, was determined based on quoted market prices, as indicated in the table below.
Loans due to related party: The carrying amount of the floating rate loans approximates its fair value.
Due to related parties, long term: The carrying amount of the floating rate payable approximates its fair value.

	June 30, 2012		December 31, 2011
	Book Value	Fair Value	Book Value	Fair Value
Cash and cash equivalents	$42,063	$42,063	$41,300	$41,300
Restricted cash	$31,385	$31,385	$32,214	$32,214
Accounts receivable	$5,656	$5,656	$6,478	$6,478
Accounts payable	$813	$813	$1,021	$1,021
Due to related parties, short term	$46,479	$46,479	$43,616	$43,616
Ship mortgage notes and premium	$506,810	$485,148	$507,028	$385,088
Other Long-term debt	$452,725	$452,725	$338,383	$338,383
Loans due to related party	$35,000	$35,000	$40,000	$40,000
Due to related parties, long term	$24,549	$24,549	$—	$—

Fair Value Measurements
The estimated fair value of our financial instruments that are not measured at fair value on a recurring basis, categorized based upon the fair value hierarchy, are as follows:
Level I: Inputs are unadjusted, quoted prices for identical assets or liabilities in active markets that we have the ability to access. Valuation of these items does not entail a significant amount of judgment.
Level II: Inputs other than quoted prices included in Level I that are observable for the asset or liability through corroboration with market data at the measurement date.
Level III: Inputs that are unobservable. The Company did not use any Level 3 inputs as of June 30, 2012.

	Fair Value Measurements at June 30, 2012 Using
	Total	Level I	Level II		Level III
Cash and cash equivalents	$42,063	$42,063	$—		$—
Restricted cash	$31,385	$31,385	$—		$—
Ship mortgage notes and premium	$485,148	$485,148	$—		$—
Other Long-term debt (1)	$452,725	$—	$452,725	(1)	$—
Loans due to related party (1)	$35,000	$—	$35,000	(1)	$—
Due to related parties, long term (1)	$24,549	$—	$24,549	(1)	$—

(1)
The fair value of the Company's other long term debt, loans due to related party and due to related parties, long term is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account our creditworthiness.

Transactions with related parties	6 Months Ended
Jun. 30, 2012
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
TRANSACTIONS WITH RELATED PARTIES [Text Block]
NOTE 11: TRANSACTIONS WITH RELATED PARTIES

The Navios Holdings Credit Facility: Navios Acquisition entered into a $40,000 credit facility with Navios Holdings. The $40,000 facility has a margin of LIBOR plus 300 bps and a pursuant to an amendment dated November 8, 2011, the maturity of the facility was extended to December 2014. Pursuant to an amendment in October 2010, the facility will be available for multiple drawings up to a limit of $40,000. As of June 30, 2012, the outstanding amount under this facility was $35,000 included under loans due to related parties and interest accrued under this facility of $104 was included under due to related parties.  For the six month period ended June 30, 2012, interest expense in relation to this facility amounted to $620 million and was included under interest expense and finance cost, net in the statement of operations.
Management fees: Pursuant to a Management Agreement dated May 28, 2010, Navios Tankers Management Inc. (the "Manager"), a subsidiary of Navios Holdings, provides for five years from the closing of the Company's initial vessel acquisition, commercial and technical management services to Navios Acquisition's vessels for a daily fee of $6 per owned MR2 product tanker and chemical tanker vessel and $7 per owned LR1 product tanker vessel and $10 per VLCC tanker vessel for the first two years. On May 4, 2012, Navios Acquisition amended its existing Management Agreement with the Manager, to fix the fees for ship management services of its owned fleet at current rates for two additional years, through May 28, 2014. This daily fee covers all of the vessels' operating expenses, other than certain fees and costs. During the remaining three years of the term of the Management Agreement, Navios Acquisition expects it will reimburse Navios Holdings for all of the actual operating costs and expenses it incurs in connection with the management of its fleet. Actual operating costs and expenses will be determined in a manner consistent with how the initial fixed fees were determined. Dry docking expenses are fixed for the first four years under these agreements for up to $300 per LR1 and MR2 product tanker vessel and will be reimbursed at cost for VLCC vessels. As of June 30, 2012, Navios Acquisition may, upon request, reimburse the Manager partially or fully for dry docking and other extraordinary fees and expenses under the Agreement at a later date, but not later than January 4, 2014, bearing interest of 1% over libor.  Total management fees for each of the six month periods ended June 30, 2012 and 2011 amounted to $22,057 and $15,640, respectively.

General and administrative expenses: On May 28, 2010, Navios Acquisition entered into an administrative services agreement with the Manager, expiring on May 28, 2015, pursuant to which a subsidiary of Navios Holdings provides certain administrative management services to Navios Acquisition which include: bookkeeping, audit and accounting services, legal and insurance services, administrative and clerical services, banking and financial services, advisory services, client and investor relations and other. The Manager is reimbursed for reasonable costs and expenses incurred in connection with the provision of these services. For the three month period ended June 30, 2012 and 2011, administrative services rendered by the Manager amounted to $491 and $338 respectively. For the six month period ended June 30, 2012, and June 30, 2011 the administrative services rendered by the Manager amounted to $976 and $654, respectively.
Balance due to related parties: Amounts due to related parties as of June 30, 2012 and December 31, 2011, was $71,028 and $43,616, respectively, of which the current account payable to Navios Holdings and its subsidiaries was $46,479 and $43,616 and the long term payable was $24,549 and $0, respectively. The balance mainly consisted of management fees administrative fees, dry-docking costs and other expenses.
Omnibus agreement: Navios Acquisition entered into an omnibus agreement (the "Acquisition Omnibus Agreement") with Navios Holdings and Navios Maritime Partners L.P. ("Navios Partners") in connection with the closing of Navios Acquisition's vessel acquisition, pursuant to which, among other things, Navios Holdings and Navios Partners agreed not to acquire, charter-in or own liquid shipment vessels, except for container vessels and vessels that are primarily employed in operations in South America without the consent of an independent committee of Navios Acquisition. In addition, Navios Acquisition, under the Acquisition Omnibus Agreement, agreed to cause its subsidiaries not to acquire, own, operate or charter drybulk carriers under specific exceptions. Under the Acquisition Omnibus Agreement, Navios Acquisition and its subsidiaries grant to Navios Holdings and Navios Partners, a right of first offer on any proposed sale, transfer or other disposition of any of its drybulk carriers and related charters owned or acquired by Navios Acquisition. Likewise, Navios Holdings and Navios Partners agreed to grant a similar right of first offer to Navios Acquisition for any liquid shipment vessels they might own. These rights of first offer will not apply to a: (a) sale, transfer or other disposition of vessels between any affiliated subsidiaries, or pursuant to the existing terms of any charter or other agreement with a counterparty; or (b) merger with or into, or sale of substantially all of the assets to, an unaffiliated third party.

Commitments and contigencies	6 Months Ended
Jun. 30, 2012
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
COMMITMENTS AND CONTINGENCIES [Text Block]
NOTE 12: COMMITMENTS AND CONTINGENCIES
As of June 30, 2012, Navios Acquisition committed for future remaining contractual deposits for the vessels to be delivered on various dates through October 2014.
The future minimum commitments by period as of June 30, 2012, of Navios Acquisition under its ship building contracts, were as follows:

Amount

June 30, 2013	$137,380
June 30, 2014	11,960
June 30, 2015	23,920
Total	$173,260

Preferred and common stock	6 Months Ended
Jun. 30, 2012
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
PREFERRED AND COMMON STOCK [Text Block]
NOTE 13: PREFERRED AND COMMON STOCK
Preferred Stock
As of September 30, 2011, the Company was authorized to issue 10,000,000 shares of $0.0001 par value preferred stock with such designations, voting and other rights and preferences as may be determined from time to time by the Board of Directors.
On March 30, 2011, pursuant to an Exchange Agreement Navios Holdings exchanged 7,676,000 shares of Navios Acquisition's common stock it held for 1,000 non-voting Series C Convertible Preferred Stock of Navios Acquisition. Each holder of shares of Series C Convertible Preferred Stock shall be entitled at their option at any time, after June 30, 2013 to convert all or any the outstanding shares of Series C Convertible Preferred Stock into a number of fully paid and non-assessable shares of Common Stock determined by multiplying each share of Series C Convertible Preferred Stock to be converted by 7,676, subject to certain limitations. Upon the declaration of a common stock dividend, the holders of the Series C Convertible Preferred Stock are entitled to receive dividends on the Series C Convertible Preferred Stock in an amount equal to the amount that would have been received in the number of shares of Common Stock into which the Shares of Series C Convertible Preferred Stock held by each holder thereof could be converted. The shares of Series C Preferred Stock were recorded at fair value of the common stock exchanged which totaled $30,474, using the common stock price on March 30, 2011 of $3.97. The impact of the exchange (other than the par value of the common and preferred stock) was recorded net in Additional-Paid-In-Capital.
As of June 30, 2012 and December 31, 2011, 4,540 shares of preferred stock were issued and outstanding.
Common Stock
As of June 30, 2012, the Company was authorized to issue 250,000,000 shares of $0.0001 par value common stock.
Pursuant to an Exchange Agreement entered into on March 30, 2011, Navios Holdings exchanged 7,676,000 shares of Navios Acquisition's common stock it held for 1,000 non-voting shares of Series C Convertible Preferred Stock of Navios Acquisition.

Segment information	6 Months Ended
Jun. 30, 2012
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
SEGMENT INFORMATION [Text Block]
NOTE 14: SEGMENT INFORMATION
Navios Acquisition reports financial information and evaluates its operations by charter revenues. Navios Acquisition does not use discrete financial information to evaluate operating results for each type of charter. As a result, management reviews operating results solely by revenue per day and operating results of the fleet and thus Navios Acquisition has determined that it operates under one reportable segment.
The following table sets out operating revenue by geographic region for Navios Acquisition's reportable segment. Revenue is allocated on the basis of the geographic region in which the customer is located. Tanker vessels operate worldwide. Revenues from specific geographic region which contribute over 10% of total revenue are disclosed separately.
Revenue by Geographic Region
Vessels operate on a worldwide basis and are not restricted to specific locations. Accordingly, it is not possible to allocate the assets of these operations to specific countries.

	Three Month	Three Month	Six Month	Six Month
	Period ended	Period ended	Period ended	Period ended
	June 30, 2012	June 30, 2011	June 30, 2012	June 30, 2011
	($ '000)	($ '000)	($ '000)	($ '000)
	(unaudited)	(unaudited)	(unaudited)	(unaudited)
Europe	$3,923	$2,922	$8,298	$5,982
Asia	32,022	23,095	63,313	45,165
United States	—	—	51	—
Total	$35,945	$26,017	$71,662	$51,147

Loss per common share	6 Months Ended
Jun. 30, 2012
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
(LOSS)/EARNINGS PER COMMON SHARE [Text Block]
NOTE 15: LOSS PER COMMON SHARE
Loss per share is calculated by dividing net loss available to common stockholders by the average number of shares of common stock of Navios Acquisition outstanding during the period.
For the three and six months ended Jun 30, 2011, potential shares of common shares kept in escrow have an anti-dilutive effect (i.e. those that increase income per share or decrease loss per share) and are therefore excluded from the calculation of diluted earnings per share.  For the three and six months ended June 30, 2012, there were no potential shares of common stock.
	For the Three	For the Three	For the Six	For the Six
	Months Ended	Months Ended	Months Ended	Months Ended
	June 30,	June 30	June 30,	June 30,
	2012	2011	2012	2011
Numerator:

Net loss attributable to common stockholders	$(1,928)	$(3,199)	$(2,716)	$(3,605)
Dividend declared on preferred shares Series B	(27)	(27)	(54)	(54)
Undistributed loss attributable to Series C participating preferred shares	311	526	441	527
Loss attributable to common shares	$(1,644)	$(2,700)	$(2,329)	$(3,132)
Denominator:
Denominator for basic net loss per share — weighted average shares	40,517,413	39,356,450	40,517,413	43,130,837

Denominator for diluted net loss per share — adjusted weighted average shares	40,517,413	39,356,450	40,517,413	43,130,837

Basic net loss per share	$(0.04)	$(0.07)	$(0.06)	$(0.07)

Diluted net loss per share	$(0.04)	$(0.07)	$(0.06)	$(0.07)

Income taxes	6 Months Ended
Jun. 30, 2012
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
INCOME TAXES [Text Block]
NOTE 16: INCOME TAXES
Marshall Islands, Cayman Islands, British Virgin Islands and Hong Kong, do not impose a tax on international shipping income. Under the laws of Marshall Islands, Cayman Islands, British Virgin Islands and Hong Kong, the countries of the companies' incorporation and vessels' registration, the companies are subject to registration and tonnage taxes which have been included in vessel management fees in the accompanying consolidated statements of income.
Pursuant to Section 883 of the Internal Revenue Code of the United States (the "Code"), U.S. source income from the international operation of ships is generally exempt from U.S. income tax if the company operating the ships meets certain incorporation and ownership requirements. Among other things, in order to qualify for this exemption, the company operating the ships must be incorporated in a country, which grants an equivalent exemption from income taxes to U.S. corporations. All the Company's ship-operating subsidiaries satisfy these initial criteria. In addition, these companies must be more than 50% owned by individuals who are residents, as defined, in the countries of incorporation or another foreign country that grants an equivalent exemption to U.S. corporations. Subject to proposed regulations becoming finalized in their current form, the management of the Company believes by virtue of a special rule applicable to situations where the ship operating companies are beneficially owned by a publicly traded company like the Company, the second criterion can also be satisfied based on the trading volume and ownership of the Company's shares, but no assurance can be given that this will remain so in the future. Due to the exemption under Section 883 of the Code, Delaware would not impose a tax on the Company or its subsidiaries' international shipping income.

Subsequent Events	6 Months Ended
Jun. 30, 2012
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
SUBSEQUENT EVENTS [Text Block]
NOTE 17: SUBSEQUENT EVENTS
On August 13, 2012, the Board of Directors declared a quarterly cash dividend in respect of the second quarter of 2012 of $0.05 per share of common stock payable on October 3, 2012 to stockholders of record as of September 19, 2012. The declaration and payment of any further dividends remains subject to the discretion of the Board and will depend on, among other things, Navios Acquisition's cash requirements as measured by market opportunities and restrictions under its credit agreements and other debt obligations and such other factors as the Board may deem advisable.

On July 31, 2012, Navios Acquisition took delivery of the Nave Atria, a 50,000 dwt MR2 product tanker, from a South Korean shipyard. The vessel is chartered-out at net daily charter rate of $13 per day for a period of three years plus two one year options. The charter contract also provides for 50% profit sharing.